Notes to the statement of financial position - Other assets narrative (Details) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Receivables related to VAT	€ 14,767	€ 8,338
Advance payments	4,550	6,992
Guarantee deposits	1,385	1,658
Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Unamortized transaction costs	2,751	1,422
Unamortized non-current transaction costs	€ 2,200	€ 871